Transactions with Related Parties - Summary of charged by our related parties (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Management Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 4,258,240	$ 4,531,920	$ 5,242,990
Brokerage Commissions [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,063,228	1,779,488	1,871,071
Superintendent Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	120,000	110,500	120,000
Crew Management Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	755,002	800,750	915,450
Supervision Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,100,000
Commissions – vessels purchased
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,170,000
Net Loss/(Gain) on Sale of Vessels [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		728,150	120,250
Impairment Loss [Member] | Commissions [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		353,400	108,000
Executive Compensation [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	946,007	970,382	924,503
Rental Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 103,445	$ 104,167	$ 88,326